Schedule of liabilities recorded with respect to related party transactions (Details) (Anteya Technology Corp [Member], USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Anteya Technology Corp [Member]
Liabilities	$ 61,412	$ 148,798	$ 298,887